EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
NOTE 18 – EARNINGS PER SHARE

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2011	2010
Basic earnings per share computation:
Net income	$909,530	$1,146,709
Preferred stock net accretion	(134,688)	(40,000)
Cumulative preferred stock dividends	(224,887)	(218,000)
Net income available to common shareholders	$549,955	$888,709

Weighted average shares outstanding, basic	864,986	864,976
Basic earnings per share	$0.64	$1.03

Diluted earnings per share computation:
Net income	$909,530	$1,146,709
Preferred stock net accretion	(134,688)	(40,000)
Cumulative preferred stock dividends	(224,887)	(218,000)
Net income available to common shareholders	$549,955	$888,709

Weighted average shares outstanding, before dilution	864,986	864,976
Dilutive potential shares	4,550	367
Weighted average shares outstanding, assuming dilution	869,536	865,343

Diluted earnings per share	$0.63	$1.03